Net Interest Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Interest and similar income:
Loans and advances to customers	£ 4,685	£ 4,772		£ 5,137
Loans and advances to banks	54	62		182
Reverse repurchase agreements – non trading	35	118		244
Other	56	119		309
Total interest and similar income	4,830	5,071	[1]	5,872	[1]
Interest expense and similar charges:
Deposits by customers	(331)	(884)		(1,331)
Deposits by banks	(23)	(28)		(103)
Repurchase agreements – non trading	(3)	(43)		(126)
Debt securities in issue	(372)	(614)		(938)
Subordinated liabilities	(92)	(111)		(137)
Other	(12)	(10)		(10)
Total interest expense and similar charges	(833)	(1,690)	[1]	(2,645)	[1]
Net interest income	3,997	3,381	[1]	£ 3,227	[1]
Interest income on financial assets at fair value through other comprehensive income	22	38
Interest expense on derivatives hedging debt issuances	317	451
Interest expense on lease liabilities	£ 3	£ 3

[1]	Adjusted to reflect the presentation of discontinued operations as set out in Note 43.